FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of assets measured at fair value on a recurring basis segregated by fair value hierarchy level

	Fair Value Measurements at December 31, 2013 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$40,915,595	$—	$40,915,595
U.S. treasury securities	—	5,000,000	—	5,000,000
State and municipal securities	—	38,744,869	—	38,744,869
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	32,868,017	—	32,868,017
Total securities available for sale	$—	$117,776,982	$—	$117,776,982

	Fair Value Measurements at December 31, 2012 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$—	$19,793,502	$—	$19,793,502
State and municipal securities	—	36,403,923	—	36,403,923
Other securities	—	248,501	—	248,501
Mortgage-backed: residential	—	31,834,154	—	31,834,154
Total securities available for sale	$—	$88,280,080	$—	$88,280,080

Schedule of assets measured at fair value on a nonrecurring basis by fair value hierarchy level

	Fair Value Measurements at December 31, 2013 Using:
Assets:	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreclosed assets:
Real estate:
One-to-four family	$—	$—	$103,500	$103,500
Multi-family	—	—	118,100	118,100
Commercial	—	—	692,230	692,230
Construction and land	—	—	1,901,758	1,901,758

Total foreclosed assets	$—	$—	$2,815,588	$2,815,588

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$659,261	$659,261
Commercial	—	—	975,414	975,414
Construction and land	—	—	917,491	917,491
	—	—	2,552,166	2,552,166

Consumer:
Home Equity	—	—	21,445	21,445
	—	—	21,445	21,445

Total impaired loans	$—	$—	$2,573,611	$2,573,611

Mortgage Servicing Rights	$—	$918,247	$—	$918,247

	Fair Value Measurements at December 31, 2012 Using:
Assets:	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreclosed assets:
Real estate:
Commercial	$—	$—	$755,000	$755,000
Construction and land	—	—	2,926,988	2,926,988

Total foreclosed assets	$—	$—	$3,681,988	$3,681,988

Impaired loans:
Real estate loans:
One-to-four family	$—	$—	$1,355,785	$1,355,785
Multi-family	—	—	2,255,959	2,255,959
Commercial	—	—	500,590	500,590
	—	—	4,112,334	4,112,334

Commercial business	—	—	235,183	235,183

Consumer:
Automobile and other	—	—	7,163	7,163
	—	—	7,163	7,163

Total impaired loans	$—	$—	$4,354,680	$4,354,680

Mortgage Servicing Rights	$—	$811,783	$—	$811,783

Schedule of quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
One-to-four family	$103,500	Sales Comparison	Adjustment for difference between comparable sales	-2% to 20%	8.3%
Multi-family	118,100	Sales Comparison	Adjustment for difference between comparable sales	2% to 26%	15.5%
Commercial	692,230	Sales Comparison	Adjustment for difference between comparable sales	-2% to 0%	-1.9%
Construction and land	1,901,758	Sales Comparison	Adjustment for difference between comparable sales	-21% to 36%	5.5%

Impaired loans:
Real estate loans:
One-to-four family	$659,261	Sales Comparison	Adjustment for difference between comparable sales	-11% to 27%	2.9%
Commercial	975,414	Sales Comparison	Adjustment for difference between comparable sales	-28% to 16%	-9.2%
Construction and land	917,491	Sales Comparison	Adjustment for difference between comparable sales	-14% to 36%	19.1%
Consumer:
Home Equity	21,445	Sales Comparison	Adjustment for difference between comparable sales	-9% to -3%	-5.6%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

	Fair Value	Valuation	Unobservable Inputs	Range	Weighted

Foreclosed assets:
Real estate:
Commercial	$755,000	Sales Comparison	Adjustment for difference between comparable sales	1% to 24%	10.5%
Construction and land	2,926,988	Sales Comparison	Adjustment for difference between comparable sales	-4% to 47%	19.3%

Impaired loans:
Real estate loans:
One-to-four family	$1,355,785	Sales Comparison	Adjustment for difference between comparable sales	-5% to 9%	5.7%
Multi-family	2,255,959	Sales Comparison	Adjustment for difference between comparable sales	1% to 18%	10.0%
Commercial	500,590	Sales Comparison	Adjustment for difference between comparable sales	5% to 17%	12.3%
Commercial business	235,183	Sales Comparison	Adjustment for difference between comparable sales	4% to 50%	22.8%
Consumer:
Automobile and other	7,163	Liquidation Value	Adjustment to reflect realizable value	0% to 50%	50.0%